Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	Vaxart, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35285
Entity, Tax Identification Number	59-1212264
Entity, Address, Address Line One	310 Utah Avenue, Suite 150
Entity, Address, City or Town	South San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	550-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000072444